Derivatives - Additional Information (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Foreign Currency Fair Value Hedge Derivative [Line Items]
Realized and unrealized gains (losses) from forward contracts		$ (6,900,000)	$ 1,100,000	$ (7,900,000)
Foreign Currency Contracts
Foreign Currency Fair Value Hedge Derivative [Line Items]
Forward contracts outstanding			$ 0
Predecessor
Foreign Currency Fair Value Hedge Derivative [Line Items]
Realized and unrealized gains (losses) from forward contracts	$ (100,000)